UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	2/28/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL NATIONAL MUNI FUND, INC.

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Objective

High level of current income exempt from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

April 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential National Muni Fund, Inc. informative and useful. The report covers performance for the six-month period that ended February 28, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential National Muni Fund, Inc.

Prudential National Muni Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/15
	Six Months	One Year	Five Years	Ten Years
Class A	2.31%	6.88%	26.51%	50.69%
Class B	2.11	6.53	24.94	46.99
Class C	1.86	6.08	22.11	41.97
Class Z	2.37	7.08	28.01	54.42
Barclays Municipal Bond Index	2.20	6.49	27.62	59.05
Lipper General & Insured Municipal Debt Funds Average	2.37	7.12	28.64	49.58

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		2.39%	4.02%	3.87%
Class B		1.38	4.46	4.04
Class C		4.85	4.13	3.67
Class Z		6.92	5.14	4.55
Barclays Municipal Bond Index		6.62	5.11	4.85
Lipper General & Insured Municipal Debt Funds Average		7.08	5.20	4.20

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	4.00% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	.50%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Barclays Municipal Bond Index

The Barclays Municipal Bond Index (the Index) is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Lipper General & Insured Municipal Debt Funds Average

The Lipper General & Insured Municipal Debt Funds Average (Lipper Average) is based on the average return of all funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/15
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL, 5.000%, 11/15/2025	1.5%
California St., Var. Purp., GO, 5.000%, 04/01/2042	1.1
Anaheim Pub. Fin. Auth. Lease Rev., Sub. Pub. Impvts. Proj., Ser. C, AGM, 6.000%, 09/01/2016	1.0
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM, 6.000%, 09/01/2024	0.9
New York City, Ser. E, GO, 5.000%, 08/01/2017	0.9

Holdings reflect only long-term investments and are subject to change.

Prudential National Muni Fund, Inc.	3

Your Fund’s Performance (continued)

Distributions and Yields as of 2/28/15
	Total Dividends Paid for Six Months	30-Day SEC Yield	Taxable Equivalent 30-Day Yield* at Federal Tax Rates of		30-Day Unsubsidized SEC Yield	Taxable Equivalent 30-Day Unsubsidized Yield* at Federal Tax Rates of
			39.6%	44.3%		39.6%	44.3%
Class A	$0.27	1.53%	2.53%	2.75%	1.48%	2.45%	2.66%
Class B	0.25	1.33	2.20	2.39	1.33	2.20	2.39
Class C	0.21	0.84	1.39	1.51	0.84	1.39	1.51
Class Z	0.29	1.84	3.05	3.30	1.84	3.05	3.30

*Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Credit Quality expressed as a percentage of total investments as of 2/28/15
AAA	13.7%
AA	50.6
A	24.7
BBB	6.9
BB	1.3
B	1.9
CCC	0.4
C	0.0
Not Rated	0.1
Cash/Cash Equivalents	0.4
Total Investments	100.0%

Source: PIM

Credit ratings reflect the highest rating assigned by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, Moody’s ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by Moody’s, S&P, or Fitch. Credit ratings are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2014, at the beginning of the period, and held through the six-month period ended February 28, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on this page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in

Prudential National Muni Fund, Inc.	5

Fees and Expenses (continued)

amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential National Muni Fund, Inc.		Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,023.10	0.85%	$4.26
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class B	Actual	$1,000.00	$1,021.10	1.10%	$5.51
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class C	Actual	$1,000.00	$1,018.60	1.60%	$8.01
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class Z	Actual	$1,000.00	$1,023.70	0.60%	$3.01
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2015, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended February 28, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	0.90%	0.85%
B	1.10	1.10
C	1.60	1.60
Z	0.60	0.60

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential National Muni Fund, Inc.	7

Portfolio of Investments

as of February 28, 2015 (Unaudited)

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.4%

Alabama 0.2%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$547,765
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	554,105

				1,101,870

Arizona 3.8%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. A	5.000%	01/01/44	2,500	2,807,275
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	5.500%	01/01/38	2,500	2,729,075
Arizona St. Ctfs. Part. Dept. Admin., Ser. A, AGM	5.250%	10/01/28	2,000	2,276,740
Phoenix Civic Impt. Corp., Jr. Lien, Ser. A	5.000%	07/01/39	5,000	5,635,550
Pima Cnty. Indl. Dev. Auth., Tucson Elec. Pwr.	4.000%	09/01/29	2,000	2,084,240
Salt River Proj. Arizona Agric. Impt. & Pwr. Dist. Elec. Sys. Rev., Ser. A	5.000%	01/01/39	5,000	5,603,500
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%	12/01/32	1,910	2,193,253
Salt Verde Fin. Corp., Sr. Gas Rev., Sr. Bonds	5.000%	12/01/37	3,070	3,540,784

				26,870,417

California 14.4%
Anaheim Pub. Fin. Auth. Lease Rev., Sr. Pub. Impvts. Proj., Ser. A, AGM	6.000%	09/01/24	5,500	6,641,745
Anaheim Pub. Fin. Auth. Lease Rev., Sub. Pub. Impvts. Proj., Ser. C, AGM	6.000%	09/01/16	6,690	7,041,626
California Cnty. Tob. Secur. Corp., Tob. Conv. Bonds Asset Bk., Ser. B	5.100%	06/01/28	1,250	1,225,250
California Hlth. Facs. Fin. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/36	1,000	1,133,190
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. B, Rfdg.	5.000%	11/15/36	2,000	2,261,320
California Hlth. Facs. Fin. Auth. Rev., Sutter Hlth., Ser. D	5.250%	08/15/31	1,000	1,163,250
California Poll. Ctl. Fin. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,345,725
California St., FGIC, GO, TCRS	4.750%	09/01/23	155	158,498
California St., GO	5.250%	11/01/40	1,250	1,463,325
California St., Infra & Econ. Dev. Bank, Walt Dis. Fam. Musm.	5.250%	02/01/38	3,000	3,296,460

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	9

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
California St., Var. Purp., GO	5.000%	10/01/29	2,000	$2,311,560
California St., Var. Purp., GO	5.000%	09/01/41	4,250	4,789,495
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,410,500
California St., Var. Purp., GO	5.000%	04/01/42	7,000	7,965,160
California St., Var. Purp., GO	5.000%	10/01/44	2,500	2,880,325
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,457,150
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,179,530
California St., Var. Purp., GO	6.000%	03/01/33	1,500	1,823,865
California St., Var. Purp., GO	6.000%	04/01/38	3,500	4,200,315
California St., Var. Purp., GO	6.000%	11/01/39	2,000	2,455,860
California St., Univ. Rev., Ser. A	5.000%	11/01/37	1,250	1,397,013
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth., Rfdg.	5.000%	11/01/40	2,100	2,339,715
California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%	08/15/42	3,000	3,609,420
Folsom Cordova Uni. Sch. Dist., Sch. Facs. Impvt. Dist. No. 2, Ser. A, CABS, GO, NATL	2.330%(a)	10/01/21	60	51,517
Foothill-De Anza Cmnty. College Dist., Ser. C, GO	5.000%	08/01/40	1,250	1,417,012
Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A, AMBAC, CABS (Converted to 4.600% on 6/1/10)	4.600%	06/01/23	2,000	2,180,720
Golden St. Tob. Secur. Corp., Rev. Rfdg., Asset-Bkd., Ser. A-1	4.500%	06/01/27	2,070	2,007,031
Golden St. Tob. Secur. Corp., Rev. Rfdg., Enhanced Asset-Bkd., Ser. A	5.000%	06/01/45	1,000	1,011,510
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	1,140	1,327,701
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%	11/15/19	1,000	1,139,320
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/37	1,000	1,232,680
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%	05/15/38	2,500	2,797,850
Los Angeles Calif. Dept. of Wtr. & Pwr., Sys., Ser. B	5.000%	07/01/34	2,500	2,886,550
M-S-R Energy Auth., Calif., Ser. A	6.500%	11/01/39	2,000	2,756,040
Pittsburg Redev. Agcy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	4.130%(a)	08/01/25	2,000	1,306,200

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

California (cont’d.)
Port of Los Angeles, Harbor Dept. Rev., Ser. A, Rfdg., AMT	5.000%	08/01/44	1,250	$1,399,437
Port of Oakland Rev., Sr. Lien, Ser. P, Rfdg., AMT	5.000%	05/01/33	1,750	1,942,220
San Diego Cmnty. College Dist., Election 2006, GO	5.000%	08/01/41	1,500	1,706,040
San Diego Cnty. Regl. Arpt. Auth., Ser. B, Sr. AMT	5.000%	07/01/43	2,000	2,207,760
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. A, Rfdg., AMT	5.250%	05/01/33	1,000	1,147,980
San Francisco City & Cnty. Airports Commission, Second Ser., Ser. F, Rfdg., AMT	5.000%	05/01/28	1,635	1,846,275
San Francisco City & Cnty. Airports Commission, Ser. A, Rfdg., AMT	5.000%	05/01/44	2,000	2,222,040
Tuolumne Wind Proj. Auth. Calif. Rev., Tuolumne Co. Proj., Ser. A	5.625%	01/01/29	1,000	1,159,610
University Calif. Rev. Gen., Ser. O	5.750%	05/15/34	750	878,888
University Calif. Rev. Gen., Ser. Q	5.000%	05/15/34	1,000	1,092,270
Ventura Cnty. Cmnty. College, Election 2002, Ser. C, GO	5.500%	08/01/33	2,000	2,296,260
Walnut Energy Ctr. Auth., Rev., Rfdg.	5.000%	01/01/34	800	929,512

				102,492,720

Colorado 2.4%
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, NATL	5.000%	11/15/25	10,000	10,753,600
Denver City & Cnty. Arpt. Sys. Rev., Ser. A, Rfdg., AMT	5.250%	11/15/22	1,000	1,176,650
Denver City & Cnty. Arpt. Sys. Rev., Ser. B, AMT, NATL	5.000%	11/15/15	2,500	2,587,125
Platte Riv. Pwr. Auth. Colo. Pwr. Rev., Ser. HH	5.000%	06/01/27	1,500	1,725,585
University Colo. Enterprise Sys. Rev., Ser. A (Pre-refunded date 06/01/19)(b)	5.375%	06/01/32	1,000	1,179,290

				17,422,250

Connecticut 0.3%
Connecticut St. Dev. Auth. Rev., Light & Pwr. Co. Proj., Ser. A, Rfdg.	4.375%	09/01/28	1,000	1,100,730
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,407,988

				2,508,718

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	11

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

District of Columbia 3.6%
Dist. of Columbia, Rev., Brookings Inst. (Pre-refunded date 04/01/19)(b)	5.750%	10/01/39	5,000	$5,941,600
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	600	675,840
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/43	850	993,862
Dist. of Columbia, Rev., Kipp. Chrt. Schl.	6.000%	07/01/48	725	842,044
Dist. of Columbia, Ser. E, BHAC, GO	5.000%	06/01/28	5,000	5,549,400
Dist. of Columbia, Wtr. & Swr. Auth., Pub. Util. Rev., Ser. A	5.500%	10/01/39	2,000	2,261,080
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%	10/01/31	2,500	2,811,950
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.000%	10/01/44	1,000	1,117,860
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. A, AMT	5.250%	10/01/27	1,000	1,108,790
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. B, AMT	5.000%	10/01/25	3,000	3,443,670
Metropolitan Washington D.C. Arpt. Auth. Sys., Rev., Ser. C, AMT	5.000%	10/01/27	1,000	1,130,960

				25,877,056

Florida 9.3%
Bayside Impt. Cmnty. Dev. Dist., Cap. Impvt. Rev., Ser. A	6.300%	05/01/18	210	210,090
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,679,160
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., High Act-A-1, Ser. A-1	6.000%	06/01/16	1,500	1,604,880
Citizens Ppty. Ins. Corp., High Risk Sr. Sec’d., Ser. A-1	5.250%	06/01/17	1,000	1,099,900
Citizens Ppty. Ins. Corp., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,432,962
Citizens Ppty. Ins. Corp., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,192,120
Cityplace Cmnty. Dev. Dist. Rev., Rfdg.	5.000%	05/01/26	1,000	1,141,050
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	567,900
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,165,660
Florida St. Brd. Ed. Lottery Rev., Ser. B	5.000%	07/01/23	5,185	5,876,212
Greater Orlando Aviation Auth. Arpt. Facs. Rev., Ser. A, AMT, AGM	5.000%	10/01/23	2,240	2,464,806

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Florida (cont’d.)
Highlands Cnty. Dev. Dist. Rev., Spl. Assmt.(c)	5.550%	05/01/36	205	$151,475
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Ser. B (Pre-refunded date 11/15/15)(b)	5.000%	11/15/25	205	211,919
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt, Rmkt., Ser. B	6.000%	11/15/37	2,440	2,875,784
Highlands Cnty. Hlth. Facs. Auth. Rev., Adventist Hlth., Unrefunded Bal., Ser. B	5.000%	11/15/25	1,410	1,457,771
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. A, AGC, AMT	5.500%	10/01/24	2,665	3,036,448
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. B	5.000%	10/01/41	2,500	2,723,400
Miami Dade Cnty. Aviation Rev., Miami Int’l. Arpt., Ser. C, AGM, AMT	5.250%	10/01/26	5,000	5,489,100
Miami Dade Cnty. Wtr. & Swr. Sys. Rev., Ser. B, Rfdg., AGM	5.250%	10/01/22	5,000	6,116,900
North Sumter Cnty. Util. Dependent Dist., Wtr. & Swr. Rev.	5.750%	10/01/43	1,500	1,723,635
Orlando Util. Commn. Sys. Rev., Ser. A	5.250%	10/01/39	5,000	5,657,300
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/22	3,065	3,265,635
Palm Beach Cnty. Arpt. Sys. Rev., Ser. A, AMT, NATL	5.000%	10/01/23	2,350	2,499,812
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Group, Rfdg.	5.000%	12/01/31	500	565,510
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc.	5.250%	10/01/34	750	820,988
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Inc., Ser. A	6.250%	04/01/39	2,500	2,805,650
South Miami Hlth. Facs. Auth. Hosp. Rev., Baptist Hlth. South FL. Grp.	5.000%	08/15/27	3,750	4,104,750
Tampa FL. Hlth. Sys. Rev., Baycare Hlth. Sys., Ser. A	5.000%	11/15/33	3,000	3,397,020
West Palm Beach Cmnty. Redev. Agcy., Northwood-Pleasant Cmnty. Redev., Tax Allocation Rev.	5.000%	03/01/35	1,000	1,012,090

				66,349,927

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	13

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Georgia 2.5%
Athens Clarke Cnty. Univs., Govt. Wtr. & Swr. Rev.	5.625%	01/01/33	2,000	$2,320,040
Atlanta Arpt. & Marina Rev., Gen., Ser. C, Rfdg.	6.000%	01/01/30	3,250	3,959,572
Atlanta Arpt. Rev., Gen., Ser. B, AMT	5.000%	01/01/30	500	550,405
Burke Cnty. Dev. Auth. Poll. Ctl. Rev., Oglethorpe Pwr. Vogtle. Proj., Ser. B	5.500%	01/01/33	750	815,693
Forsyth Cnty. Sch. Dist., Dev., GO	6.750%	07/01/16	265	277,929
Fulton Cnty. Sch. Dist., Rfdg., GO	6.375%	05/01/17	750	841,703
Gwinnett Cnty. Hosp. Auth. Rev., Gwinnett Hosp. Sys., Ser. D, AGM	5.500%	07/01/41	1,500	1,658,055
Private Colleges & Univs. Auth. Rev., Emory Univ., Ser. C	5.250%	09/01/39	5,000	5,700,700
Private Colleges & Univs. Auth. Rev., Savannah College of Art & Design	5.000%	04/01/44	1,500	1,644,525

				17,768,622

Guam 0.1%
Guam Govt. Wtrwks. Auth., Wtr. & Wastewtr. Sys. Rev. (Pre-refunded date 07/01/15)(b)	6.000%	07/01/25	500	509,765

Hawaii 1.2%
Hawaii Pac. Hlth. Rev., Ser. A, Rfdg.	5.500%	07/01/40	1,000	1,131,000
Hawaii Pac. Hlth. Spl. Purp. Rev., Ser. B	5.750%	07/01/40	500	574,330
Hawaii St. Dept. Budget & Fin., Pac. Hlth. Oblig., Ser. A, Rfdg.	5.500%	07/01/43	2,500	2,888,350
Hawaii St. Dept. Budget & Fin., Queens Hlth. Sys., Ser. A, Rfdg.	5.000%	07/01/35	3,200	3,673,344

				8,267,024

Idaho 0.2%
Idaho Hlth. Facs. Auth. Rev., Trinity Hlth. Grp., Ser. B (Pre-refunded date 12/01/18)(b)	6.250%	12/01/33	1,000	1,194,930

Illinois 10.0%
Chicago Brd. Edu., Dedicated Rev., Ser. F, Rfdg., GO	5.000%	12/01/31	2,500	2,551,200
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. A, NATL	5.250%	01/01/26	6,000	6,242,400

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Illinois (cont’d.)
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. B-1, XLCA	5.250%	01/01/34	1,975	$1,981,873
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., 3rd Lien, Ser. C	6.500%	01/01/41	1,000	1,219,850
Chicago O’Hare Int’l. Arpt. Rev., Gen. Arpt., Sr. Lien, Ser. B, Rfdg., AMT	5.000%	01/01/32	2,000	2,182,380
Chicago Rfdg. Proj., Ser. A, AGM, GO	5.000%	01/01/29	5,000	5,382,100
Chicago Trans. Auth. Sales Tax Recpts. Rev.	5.250%	12/01/40	1,000	1,134,100
Illinois Fin. Auth. Rev., Advocate Healthcare, Ser. B	5.375%	04/01/44	2,000	2,229,020
Illinois Fin. Auth. Rev., Central DuPage Hlth.	5.250%	11/01/39	2,000	2,260,180
Illinois Fin. Auth. Rev., Central DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,718,130
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,000	1,167,300
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,749,465
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. A, Rfdg.	5.000%	11/15/38	1,000	1,122,380
Illinois Fin. Auth. Rev., Univ. of Chicago, Ser. B (Pre-refunded date 07/01/18)(b)	6.250%	07/01/38	5,000	5,864,800
Illinois Fin. Auth. Student Hsg. Rev., Advancement Fund, Ser. B, Rfdg.	5.000%	05/01/30	4,000	4,087,560
Illinois St., GO	5.000%	05/01/39	1,000	1,058,790
Illinois St., GO	5.250%	02/01/29	2,000	2,205,020
Illinois St. Sales Tax Rev., Build Illinois Bonds, Rfdg.	5.000%	06/15/20	2,000	2,346,400
Illinois St. Sales Tax Rev., Rfdg., GO, AGM	5.000%	01/01/23	3,000	3,279,870
Illinois St. Toll Hwy. Auth. Rev., Ser. A	5.000%	01/01/38	3,125	3,507,750
Illinois St. Toll Hwy. Auth. Rev., Ser. B	5.500%	01/01/33	2,000	2,210,700
Illinois St. Toll Hwy. Auth. Rev., Ser. C	5.000%	01/01/39	2,000	2,265,740
Illinois St. Toll Hwy. Auth. Rev., Sr. Priority, Sr. A-1, AGM (Pre-refunded date 07/01/16)(b)	5.000%	01/01/24	5,000	5,305,950
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.470%(a)	12/15/34	10,000	4,167,300
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, CABS, NATL	4.610%(a)	06/15/37	7,500	2,714,325
Railsplitter Tob. Settlement Auth. Rev., Ser. 2010	6.000%	06/01/28	1,250	1,466,700

				71,421,283

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	15

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Indiana 0.5%
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/34	500	$556,570
Indiana St. Fin. Auth. Rev., I-69 Dev. Partners LLC, AMT	5.250%	09/01/40	750	827,303
Indiana St. Fin. Auth. Var. Duke Energy Indl., Ser. B	6.000%	08/01/39	1,000	1,169,830
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtr. Wks. Proj., Ser. A	5.750%	01/01/38	1,000	1,150,880

				3,704,583

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,166,480

Kentucky 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	4,043,865
Owen Cnty. Wtrwks. Sys. Rev., Amer. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	573,595
Owen Cnty. Wtrwks. Sys. Rev., Var. Amer. Wtr. Co., Ser. B	5.625%	09/01/39	540	596,986

				5,214,446

Louisiana 1.1%
Louisiana Loc. Govt. Environ. Facs. & Cmnty. Dev. Auth., Jefferson Parish, Ser. A	5.375%	04/01/31	1,000	1,128,890
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	6.750%	07/01/39	1,000	1,183,850
Louisiana St. Citizens Pty. Inc., Corp. Assmt. Rev., Rmkt., Ser. C-2, AGC	6.750%	06/01/26	2,000	2,335,340
Louisiana St. Hwy. Impt. Rev., Ser. A	5.000%	06/15/34	1,250	1,451,525
St. Charles Parish Gulf Zone Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%	12/01/40	1,500	1,632,705

				7,732,310

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Maryland 0.6%
Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth. Rev., Ser. A	5.000%	07/01/40	2,000	$2,208,140
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	400	473,148
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Peninsula Regl. Med. Ctr., Rfdg.	5.000%	07/01/45	1,500	1,683,030

				4,364,318

Massachusetts 3.8%
Boston Indl. Dev. Fin. Auth. Swr. Facs. Rev., Harbor Elec. Energy Co. Proj., AMT	7.375%	05/15/15	290	292,964
Massachusetts Bay Trans. Auth. Rev., Assmt., Ser. A	5.250%	07/01/34	2,000	2,248,960
Massachusetts Bay Trans. Auth. Rev., Mass. Sales Tax, Ser. B, NATL	5.500%	07/01/27	1,325	1,726,872
Massachusetts Edl. Fin. Auth. Rev., Ser. B, AMT	5.500%	01/01/23	585	609,880
Massachusetts St. Cons. Ln., Ser. C, GO, AGM (Pre-refunded date 08/01/17)(b)	5.000%	08/01/19	2,000	2,208,940
Massachusetts St. Dev. Fin. Agcy. Rev., Ser. K-6, Partners Healthcare	5.375%	07/01/41	5,000	5,706,750
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. A	5.500%	11/15/36	3,500	4,058,775
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Tufts Univ., Ser. M	5.500%	02/15/28	3,000	3,851,130
Massachusetts St. Port Auth., Ser. A, AMT	5.000%	07/01/42	1,000	1,107,970
Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	5,000	5,335,850

				27,148,091

Michigan 1.1%
Michigan St. Bldg. Auth. Rev., Facs. Proj., Ser. I-A, Rfdg.	5.375%	10/15/41	750	850,845
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare	5.750%	05/15/38	1,000	1,122,290
Royal Oak Hosp. Fin. Auth. Rev., William Beaumont, Ser. W, Rfdg. (Pre-refunded date 08/01/19)(b)	6.000%	08/01/39	2,000	2,420,900

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	17

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Michigan (cont’d.)
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. A, Rfdg., AMT	5.000%	12/01/18	1,500	$1,695,570
Wayne Cnty. Arpt. Auth. Rev., Det. Met. Arpt., Ser. D, Rfdg., AMT	5.000%	12/01/28	1,500	1,665,945

				7,755,550

Missouri 0.6%
Missouri St., Hlth. & Edl. Facs. Auth., Rev., BJC Hlth. Sys.	5.000%	01/01/44	3,500	3,999,205

Nevada 0.5%
Clark Cnty. Passenger Facs. Charge Rev., Las Vegas McCarran Int’l. Arpt., Ser. A	5.125%	07/01/34	3,000	3,390,750

New Jersey 4.8%
Camden Cnty. Impvt. Auth., Cooper Hlth. Sys. Oblig. Group	5.750%	02/15/42	1,500	1,727,235
Cape May Cnty. Indl. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co. Ser. A, Rfdg., NATL	6.800%	03/01/21	2,615	3,213,704
Clearview Reg. High Sch. Dist., GO, NATL	5.375%	08/01/15	295	299,596
New Jersey Edl. Facs. Auth. Rev., Montclair St. Univ., Ser. A, Rfdg.	5.000%	07/01/44	2,500	2,878,325
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp., Rfdg.	6.000%	07/01/41	500	601,735
New Jersey Healthcare Facs. Fin. Auth. Rev., RWJ Univ. Hosp.	5.500%	07/01/43	1,000	1,169,620
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., AGC	5.500%	07/01/38	2,000	2,253,400
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth., Rfdg.	5.000%	07/01/29	1,000	1,158,530
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converted to 5.150% on 01/01/15)	5.150%	01/01/35	3,000	3,202,950
New Jersey St. Tpke. Auth., Tpke. Rev., Ser. A	5.000%	01/01/43	3,000	3,328,020
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.500%	12/15/23	3,000	3,539,130
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. A	5.875%	12/15/38	3,000	3,466,800

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New Jersey (cont’d.)
New Jersey St. Trans. Trust Fund Auth. Rev., Ser. B	5.500%	06/15/31	1,000	$1,151,790
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.500%	06/01/23	3,160	3,167,268
Tob. Settlement Fin. Corp. Rev., Asset Bkd., Ser. 1A, Rfdg.	4.625%	06/01/26	3,000	2,870,160

				34,028,263

New York 7.5%
Brooklyn Arena Loc. Dev. Corp., Barclays Ctr. Proj.	6.375%	07/15/43	750	891,533
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A	6.000%	05/01/33	1,000	1,173,420
Long Island Pwr. Auth. Elec. Sys. Rev., Gen., Ser. A, BHAC	5.500%	05/01/33	2,000	2,332,200
Metropolitan Trans. Auth. Rev., Ser. 2008C	6.500%	11/15/28	2,500	2,993,350
Metropolitan Trans. Auth. Rev., Ser. D	5.250%	11/15/40	2,000	2,256,740
Monroe Cnty. Indl. Dev. Agcy. Civic Fac. Rev., Highland Hosp. Rochester, Rfdg.	5.000%	08/01/22	2,000	2,034,700
New York City, Ser. E, GO	5.000%	08/01/17	6,000	6,639,360
New York City, Ser. I-1, GO	5.250%	04/01/28	2,000	2,306,640
New York City Indl. Dev. Agcy. Spl. Facs. Rev., Terminal One Group Assn. Proj., AMT	5.500%	01/01/24	1,500	1,560,105
New York City Mun. Wtr. Fin. Auth., Rev., Wtr. & Swr., Fiscal 2009, Ser. A	5.750%	06/15/40	1,000	1,149,960
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Fiscal 2009, Ser. S-3	5.250%	01/15/39	1,500	1,691,265
New York City Trans. Fin. Auth. Bldg. Aid. Rev., Sub. Ser. S-1A	5.250%	07/15/37	3,000	3,466,650
New York City Trans. Fin. Auth. Future Tax Rev., Future Tax Sec’d. Sub., Ser. D-1	5.000%	11/01/38	3,000	3,416,970
New York Liberty Dev. Corp., 4 World Trade Center Proj., Rfdg.	5.750%	11/15/51	1,750	2,047,885
New York St. Dorm. Auth. Rev., Mount Sinai Sch. of Medicine, Ser. A	5.000%	07/01/21	1,685	1,938,626
New York St. Dorm. Auth. Rev., NYU Hosp. Ctr., Rfdg.	5.000%	07/01/34	3,000	3,420,060
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/20	2,100	2,472,855

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	19

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

New York (cont’d.)
New York St. Dorm. Auth. Rev., Rochester Inst. Tech., Ser. A, AMBAC	5.250%	07/01/21	2,000	$2,384,840
New York St. Environ. Facs. Corp. Rev., Clean Wtr. & Drinking Revolving Fds. Pooled Fin., Ser. B	5.500%	10/15/23	3,750	4,796,512
Port Auth. of NY & NJ, Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%	12/01/20	500	575,495
Suffolk Cnty. Indl. Dev. Agy. Rev., Keyspan-Port Jefferson, AMT	5.250%	06/01/27	1,000	1,004,540
Utility Debt Sec. Auth. Rev., Ser. TE	5.000%	12/15/41	2,585	3,003,848

				53,557,554

North Carolina 1.6%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Rfdg., AMBAC	6.000%	01/01/18	1,000	1,138,040
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.400%	01/01/21	790	926,338
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, ETM(b)	6.500%	01/01/18	2,635	3,058,155
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A, NATL, Unrefunded Bal.	6.500%	01/01/18	1,005	1,158,695
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. A (Pre-refunded date 01/01/22)(b)	6.000%	01/01/26	650	834,697
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys. Rev., Ser. C, AGC	6.000%	01/01/19	355	386,524
North Carolina Med. Care Commn. Healthcare Facs. Rev., Duke Univ. Hlth. Sys., Ser. A	5.000%	06/01/42	3,500	3,970,610

				11,473,059

North Dakota 0.1%
McLean Cnty. Solid Wste. Facs. Rev., Great River Energy Proj., Ser. A	4.875%	07/01/26	1,000	1,078,590

Ohio 3.3%
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	3,690	3,159,673
Buckeye Ohio Tob. Settlement, Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	3,500	2,980,670

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Ohio (cont’d.)
Franklin Cnty. Hosp. Facs. Rev., Ohio Hlth. Corp., Ser. A	5.000%	11/15/41	2,000	$2,245,480
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/20	400	462,552
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,359,212
Hancock Cnty. Hosp. Rev., Blanchard Valley Regl. Hlth. Ctr., Rfdg.	6.250%	12/01/34	400	478,984
Hilliard Sch. Dist. Sch. Impvt., CABS, GO, NATL	1.560%(a)	12/01/19	1,720	1,597,467
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	908,250
Lucas Cnty. Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,097,513
Middleburg Heights Hosp. Rev. Facs., Southwest Gen., Rfdg.	5.250%	08/01/41	800	867,480
Ohio St. Air Quality Dev. Auth. Rev., Poll Ctl. FirstEnergy, Ser. C, Rfdg.	5.625%	06/01/18	500	556,595
Ohio St. Higher Ed. Facs., Commn., Case Western Resv. Univ., Ser. B	6.500%	10/01/20	750	855,158
Ohio St. Higher Ed. Facs., Commn., Cleveland Clinic Hlth. Sys., Ser. A-1	5.000%	01/01/42	2,000	2,240,560
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Nuclear Gen., Ser. B, Rfdg. (Mandatory put date 06/03/19)	4.000%	12/01/33	1,250	1,336,912
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. FirstEnergy, Ser. A, Rfdg. (Mandatory put date 06/01/16)	5.875%	06/01/33	500	530,060
Ohio St. Wtr. Dev. Auth. Rev., Poll. Ctl. Ln. Fd. Wtr. Quality, Ser. A	5.000%	12/01/29	2,150	2,500,751

				23,177,317

Oklahoma 0.5%
Oklahoma St. Dev. Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,652,625
Stillwater OK Util. Auth. Rev., Ser. A	5.000%	10/01/39	1,865	2,155,418

				3,808,043

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	21

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Oregon 0.7%
Oregon St. Dept. Trans. Hwy. User Tax Rev., Sr. Lien., Ser. A (Pre-refunded date 05/15/19)(b)	5.000%	11/15/33	3,500	$4,063,325
Port of Portland Arpt. Rev., Ser. 22, AMT	5.000%	07/01/44	1,000	1,113,570

				5,176,895

Pennsylvania 3.3%
Central Bradford Progress Auth., Guthrie Healthcare Sys.	5.375%	12/01/41	2,700	3,107,484
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	2,000	2,239,660
Gen. Auth. of Southcentral PA, Rev., Wellspan Hlth. Oblig. Grp., Ser. A, Rfdg.	5.000%	06/01/44	3,000	3,396,300
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	4.625%	12/01/18	2,500	2,564,000
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rev., Colver Proj., Ser. F, Rfdg., AMBAC, AMT	5.000%	12/01/15	3,000	3,073,320
Pennsylvania Higher Edl. Fac. Auth. Rev., Thomas Jefferson Univ., Ser. A, Rfdg.	5.000%	09/01/45	3,000	3,326,460
Pennsylvania Tpke. Comm., Ser. A	5.000%	12/01/38	1,000	1,136,360
Philadelphia Arpt. Rev., Ser. A, Rfdg., AMT	5.000%	06/15/27	2,500	2,779,475
Philadelphia, Ser. B, AGC, GO (Pre-refunded date 07/15/16)(b)	7.125%	07/15/38	1,500	1,640,115

				23,263,174

Puerto Rico 1.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	5.750%	07/01/37	1,260	930,573
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Ser. A	6.000%	07/01/47	1,050	779,594
Puerto Rico Comnwlth., Pub. Impvt., Ser. A, Rfdg., GO	5.500%	07/01/39	2,000	1,380,000
Puerto Rico Elec. Pwr. Auth. Rev., Ser. UU, Rfdg., FGIC, LIBOR	0.871%(d)	07/01/31	5,000	2,755,000
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Govt. Facs., Ser. P, Rfdg.	6.750%	07/01/36	1,000	711,290
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%	08/01/39	1,750	1,144,097
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%	08/01/42	3,550	2,504,596

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Puerto Rico (cont’d.)
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A-1	5.000%	08/01/43	750	$479,820
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. C	5.250%	08/01/40	750	550,200

				11,235,170

Rhode Island 0.3%
Rhode Island Hlth. & Ed. Bldg. Corp. Higher Ed. Facs. Rev., Lifespan Oblig., Ser. A., AGC	7.000%	05/15/39	2,000	2,396,080

South Carolina 1.2%
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A	5.750%	12/01/43	3,000	3,621,030
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A (Pre-refunded date 01/01/38)(b)	5.500%	01/01/38	2,500	2,845,025
South Carolina Pub. Svc. Auth. Rev., Santee Cooper, Ser. A, Rfdg.	5.125%	12/01/43	2,000	2,261,520

				8,727,575

South Dakota 0.6%
South Dakota Edl. Enhancement Fdg. Corp. Rev., Tob. Ser. B	5.000%	06/01/27	1,000	1,136,650
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000%	07/01/42	1,600	1,778,672
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Oblig. Grp., Ser. B	5.000%	11/01/44	1,350	1,509,084

				4,424,406

Tennessee 0.8%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd., Ser. A	5.250%	01/01/45	1,500	1,690,695
Knox Cnty. Tenn. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs., Covenant Hlth. Rev., Rfdg. & Impvt., Ser. A, CABS	4.990%(a)	01/01/35	1,000	374,720
Memphis Shelby Cnty. Arpt. Auth. Rev., Ser. B, Rfdg., AMT	5.750%	07/01/25	1,000	1,153,770
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/22	1,000	1,139,070
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%	02/01/25	1,000	1,159,420

				5,517,675

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	23

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas 8.7%
Austin Elec. Util. Sys. Rev., Ser. A, Rfdg., AMBAC	5.000%	11/15/22	4,610	$4,959,853
Austin Tex. Wtr. & Wstewtr. Sys. Rev., Austin Wtr. & Swr., Ser. A	5.125%	11/15/29	2,000	2,315,540
Brazos River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(e)	5.400%	10/01/29	1,000	45,000
Brazos River Auth. Poll. Ctl. Rev., TXU Rmkt., Rfdg., AMT(e)	5.400%	05/01/29	1,500	67,500
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	6.000%	01/01/41	1,000	1,162,590
Central Tex. Turnpike Sys. Trans. Rev., Sub. Ser. C., Rfdg.	5.000%	08/15/42	1,000	1,099,660
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%	08/15/43	1,000	1,204,570
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch., Rfdg., PSFG	5.000%	08/15/39	1,000	1,139,860
Dallas-Fort Worth Int’l. Arpt. Rev., Ser. E, Rfdg., AMT	5.000%	11/01/35	5,000	5,475,950
Grand Parkway Trans. Corp., First Tier Toll Rev., Ser. A	5.125%	10/01/43	2,000	2,181,960
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Children’s Hosp. Proj.	5.500%	10/01/39	1,500	1,737,735
Harris Cnty. Metro. Trans. Auth. Rev., Ser. A	5.000%	11/01/36	3,000	3,422,550
Houston Arpt. Sys. Rev., Sr. Lien, Ser. A, Rfdg.	5.500%	07/01/39	1,000	1,129,470
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%	07/01/25	575	657,208
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, Rfdg., AMT	5.000%	07/01/32	1,000	1,107,970
Houston Arpt. Sys. Rev., Sub. Lien, Ser. B, Rfdg., AMT	5.000%	07/01/32	2,000	2,266,060
Houston Util. Sys. Rev., Comb., 1st Lien, Ser. A, Rfdg., AGC	5.250%	11/15/33	1,510	1,728,799
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., BHAC	5.250%	05/15/28	2,000	2,263,940
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded date 05/15/15)(b)	5.750%	05/15/28	45	45,547
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded date 05/15/15)(b)	5.750%	05/15/28	235	237,822
Lower Colo. Riv. Auth. Tex. Rev., Rfdg. (Pre-refunded date 05/15/15)(b)	5.750%	05/15/28	2,680	2,712,589

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Texas (cont’d.)
Lower Colo. Riv. Auth. Tex. Rev., Rfdg., Unrefunded	5.750%	05/15/28	245	$247,712
North Tex. Twy. Auth. Rev., First Tier, Rfdg.	6.000%	01/01/38	1,000	1,180,830
North Tex. Twy. Auth. Rev., First Tier, Ser. A	6.250%	01/01/39	1,500	1,735,920
North Tex. Twy. Auth. Rev., First Tier, Ser. A, Rfdg.	5.750%	01/01/40	1,500	1,668,390
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg.	5.750%	01/01/38	2,500	2,767,425
North Tex. Twy. Auth. Rev., Spl. Projs., Ser. A	5.500%	09/01/41	1,000	1,202,070
Sabine River Auth. Poll. Ctl. Rev., TXU Energy Co. LLC Proj., Ser. B, Rfdg.(e)	6.150%	08/01/22	1,000	45,000
San Antonio Elec. & Gas Sys., Ser. A (Pre-refunded date 02/01/16)(b)	5.000%	02/01/21	5,000	5,221,850
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Sr. Lien, Ser. D	5.625%	12/15/17	1,150	1,240,241
Texas Mun. Gas Acquisition & Sply. Corp. I Gas Sply. Rev., Var. Sr. Lien, Ser. B	0.861%(d)	12/15/26	1,500	1,376,100
Texas Private Activity Surface Trans. Corp., Sr. Lien LBJ Infrastructure	7.000%	06/30/40	2,500	3,021,200
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	6.750%	06/30/43	500	610,885
Texas Private Activity Surface Trans. Corp., Sr. Lien NTE Mobility, Ser. 3A & 3B, AMT	7.000%	12/31/38	1,500	1,869,150
Texas St. Vets. Hsg. Assistance Proj. Fdg., Ser. II-A, GO	5.250%	12/01/23	2,500	2,926,675

				62,075,621

Utah 0.8%
Intermountain Pwr Agcy., Utah Pwr., Supply Rev., Ser. A, Rfdg., ETM, AMBAC(b)	5.000%	07/01/17	5,000	5,508,900

Virginia 1.0%
Fairfax Cnty. Indl. Dev. Auth. Rev., Healthcare, Inova Hlth. Sys.	5.000%	05/15/40	2,000	2,248,080
Richmond Met. Auth. Expy. Rev., Rfdg., ETM, FGIC, NATL(b)	5.250%	07/15/17	2,440	2,592,476
Richmond Met. Auth. Expy. Rev., Rfdg., Unrefunded Bal., FGIC, NATL	5.250%	07/15/17	1,390	1,461,446
Tob. Settlement Fin. Corp. Rev., Asset Bkd., (Pre-refunded date 06/01/15)(b)	5.625%	06/01/37	1,000	1,014,280

				7,316,282

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	25

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Washington 4.1%
Port of Seattle Rev., Intermediate Lien, Rfdg., XLCA	5.000%	02/01/28	3,000	$3,119,460
Port of Seattle Rev., Intermediate Lien, Ser. B, Rfdg., AMT	5.000%	09/01/26	1,115	1,255,122
Port of Seattle Rev., Intermediate Lien, Ser. C, Rfdg., AMT	5.000%	02/01/24	2,500	2,842,525
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev.	5.750%	12/01/35	625	696,725
Skagit Cnty. Pub. Hsp. Dist. No. 1 Rev., Rfdg. & Impvt., Ser. A	5.000%	12/01/37	1,500	1,596,165
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL (Pre-refunded date 06/01/16)(b)	5.000%	06/01/21	2,665	2,823,461
Washington St. Economic Dev. Fin. Auth. Lease Rev., Biomedical Resh. Pptys. II, NATL (Pre-refunded date 06/01/16)(b)	5.000%	06/01/22	2,570	2,722,812
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.000%	07/01/38	2,690	2,975,221
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rfdg.	5.500%	07/01/30	1,115	1,282,540
Washington St. Healthcare Facs. Auth. Rev., Providence Healthcare, Ser. A, FGIC (Pre-refunded date 10/01/16)(b)	5.000%	10/01/36	85	91,214
Washington St. Healthcare Facs. Auth. Rev., Providence Hlth. & Svcs., Ser. A	5.000%	10/01/39	3,500	3,877,160
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital (Pre-refunded date 10/01/19)(b)	5.625%	10/01/38	1,250	1,501,775
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hospital, Ser. A	5.000%	10/01/42	2,000	2,219,600
Washington St. Healthcare Facs. Auth. Rev., Swedish Hlth. Svcs., Ser. A (Pre-refunded date 05/15/21)(b)	6.250%	11/15/41	1,500	1,934,865

				28,938,645

Wisconsin 0.3%
Wisconsin St. Gen. Rev., St. Approp., Ser. A	5.750%	05/01/33	2,000	2,334,680

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS (Continued)

Wyoming 0.1%
Campbell Cnty. Solid Wst. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%	07/15/39	500	$578,360

TOTAL INVESTMENTS 98.4% (cost $640,735,265; Note 5)				700,876,604
Other assets in excess of liabilities(f) 1.6%				11,676,028

NET ASSETS 100.0%				$712,552,632

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BHAC—Berkshire Hathaway Assurance Corp.

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Co.

GO—General Obligation

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guaranty Corp.

PSFG—Permanent School Fund Guaranty

TCRS—Transferable Custodial Receipts

XLCA—XL Capital Assurance

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at February 28, 2015.
(b)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(c)	Represents issuer in default on interest payments and/or principal repayment; the security is income producing.
(d)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2015.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	27

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

Futures contracts outstanding at February 28, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at February 28, 2015	Unrealized Appreciation(1)
	Short Position:
65	U.S. Long Bonds	Jun. 2015	$10,544,248	$10,519,844	$24,404

(1)	Cash of $529,000 has been segregated with JPMorgan Chase to cover requirement for open futures contracts as of February 28, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$700,876,604	$—
Other Financial Instruments*
Futures Contracts	24,404	—	—

Total	$24,404	$700,876,604	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

See Notes to Financial Statements.

28

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2015 was as follows:

Transportation	22.7%
Healthcare	20.0
General Obligation	10.0
Power	8.3
Education	7.7
Special Tax/Assessment District	5.4
Other	4.9
Lease Backed Certificate of Participation	4.9
Water & Sewer	4.4
Tobacco	2.5
Corporate Backed IDB & PCR	2.5%
Other Muni	2.2
Pre-Refunded	1.7
Solid Waste/Resource Recovery	0.8
Tobacco Appropriated	0.4

98.4
Other assets in excess of liabilities	1.6

100.0%

Industry classification is subject to change.

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$24,404	*	—	$—	*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Prudential National Muni Fund, Inc.	29

Portfolio of Investments

as of February 28, 2015 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(1,612,636)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$426,303

For the six months ended February 28, 2015, the Fund’s average value at trade date for futures short positions was $17,002,980.

See Notes to Financial Statements.

30

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

(UNAUDITED)

SEMIANNUAL REPORT • FEBRUARY 28, 2015

Prudential National Muni Fund, Inc.

Statement of Assets & Liabilities

as of February 28, 2015 (Unaudited)

Assets
Unaffiliated investments (cost $640,735,265)	$700,876,604
Cash	292,181
Deposit with broker	529,000
Interest receivable	8,246,985
Receivable for investments sold	4,273,722
Receivable for Fund shares sold	109,335
Due from broker—variation margin futures	4,063
Prepaid expenses	3,897

Total assets	714,335,787

Liabilities
Payable for Fund shares reacquired	776,154
Dividends payable	324,670
Management fee payable	261,323
Accrued expenses	210,975
Distribution fee payable	153,112
Affiliated transfer agent fee payable	34,966
Deferred directors’ fees	21,955

Total liabilities	1,783,155

Net Assets	$712,552,632

Net assets were comprised of:
Common stock, at par	$464,833
Paid-in capital in excess of par	662,787,837

663,252,670
Undistributed net investment income	1,140,055
Accumulated net realized loss on investment transactions	(12,005,836)
Net unrealized appreciation on investments	60,165,743

Net assets, February 28, 2015	$712,552,632

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share ($631,274,851 ÷ 41,189,033 shares of common stock issued and outstanding)	$15.33
Maximum sales charge (4.00% of offering price)	0.64

Maximum offering price to public	$15.97

Class B
Net asset value, offering price and redemption price per share ($30,612,872 ÷ 1,991,616 shares of common stock issued and outstanding)	$15.37

Class C
Net asset value, offering price and redemption price per share ($25,734,745 ÷ 1,674,627 shares of common stock issued and outstanding)	$15.37

Class Z
Net asset value, offering price and redemption price per share ($24,930,164 ÷ 1,628,000 shares of common stock issued and outstanding)	$15.31

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	33

Statement of Operations

Six Months Ended February 28, 2015 (Unaudited)

Net Investment Income
Income
Interest income	$15,839,414

Expenses
Management fee	1,683,895
Distribution fee—Class A	942,673
Distribution fee—Class B	78,091
Distribution fee—Class C	125,756
Transfer agent’s fees and expenses (including affiliated expense of $65,800)	238,000
Custodian’s fees and expenses	62,000
Shareholders’ reports	40,000
Registration fees	35,000
Audit fee	17,000
Legal fees and expenses	15,000
Directors’ fees	14,000
Insurance expenses	5,000
Miscellaneous	7,333

Total expenses	3,263,748
Less: Custodian fee credit	(363)
Distribution fee waiver—Class A	(157,112)

Net expenses	3,106,273

Net investment income	12,733,141

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,403,725
Futures transactions	(1,612,636)

(208,911)

Net change in unrealized appreciation (depreciation) on:
Investments	2,823,278
Futures	426,303

3,249,581

Net gain on investment transactions	3,040,670

Net Increase In Net Assets Resulting From Operations	$15,773,811

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2015	Year Ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$12,733,141	$27,330,671
Net realized loss on investment transactions	(208,911)	(7,303,255)
Net change in unrealized appreciation (depreciation) on investments	3,249,581	56,708,562

Net increase in net assets resulting from operations	15,773,811	76,735,978

Dividends from net investment income (Note 1)
Class A	(11,168,909)	(24,218,286)
Class B	(515,877)	(1,166,123)
Class C	(352,827)	(763,578)
Class Z	(423,815)	(735,845)

	(12,461,428)	(26,883,832)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	18,852,304	28,633,291
Net asset value of shares issued in reinvestment of dividends and distributions	10,281,158	21,998,621
Cost of shares reacquired	(33,829,583)	(98,373,822)

Net decrease in net assets from Fund share transactions	(4,696,121)	(47,741,910)

Total increase (decrease)	(1,383,738)	2,110,236

Net Assets:
Beginning of period	713,936,370	711,826,134

End of period(a)	$712,552,632	$713,936,370

(a) Includes undistributed net investment income of:	$1,140,055	$868,342

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Prudential National Muni Fund, Inc. (the “Fund”) is a diversified, open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ closing price, they are classified as Level 1 in the fair value hierarchy.

36

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Prudential National Muni Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

38

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting agreements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment transactions are

Prudential National Muni Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

40

performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50% of the average daily net assets of the Fund up to and including $250 million, .475% of the next $250 million, .45% of the next $500 million, .425% of the next $250 million, .40% of the next $250 million and .375% of the Fund’s average daily net assets in excess of $1.5 billion. The effective management fee rate was .48% of the Fund’s average daily net assets for the six months ended February 28, 2015.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, .50% and 1%, of the average daily net assets of the Class A, B and C shares, respectively.

PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through December 31, 2015.

PIMS has advised the Fund that it received $152,639 in front-end sales charges resulting from sales of Class A shares, for the six months ended February 28, 2015. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2015, it received $104, $21,111 and $806 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential National Muni Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended February 28, 2015, were $51,747,855 and $56,928,032, respectively. Although floating rate daily demand notes are shown as short-term investments in the Portfolio of Investments due to frequent reset of coupon rates, they have long-term maturities and are included in these purchase and sale amounts.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2015 were as follows:

Tax Basis	$639,107,550

Appreciation	69,221,963
Depreciation	(7,452,909)

Net Unrealized Appreciation	$61,769,054

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been

42

realized in excess of such losses. As of August 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$9,014,000

Pre-Enactment Losses:
Expiring 2016	$225,000
Expiring 2017	35,000
Expiring 2018	3,328,000
Expiring 2019	1,158,000

$4,746,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 4%. All investors who purchase Class A shares in an amount of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Prudential National Muni Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

There are 1 billion shares of common stock, $.01 par value per share, authorized and divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2015:
Shares sold	667,584	$10,231,167
Shares issued in reinvestment of dividends and distributions	600,712	9,200,013
Shares reacquired	(1,838,116)	(28,111,699)

Net increase (decrease) in shares outstanding before conversion	(569,820)	(8,680,519)
Shares issued upon conversion from Class B	63,749	971,777
Shares reacquired upon conversion into Class Z	(56,843)	(868,347)

Net increase (decrease) in shares outstanding	(562,914)	$(8,577,089)

Year ended August 31, 2014:
Shares sold	1,322,153	$19,604,330
Shares issued in reinvestment of dividends and distributions	1,331,284	19,754,260
Shares reacquired	(5,436,176)	(79,990,570)
Net increase (decrease) in shares outstanding before conversion	(2,782,739)	(40,631,980)
Shares issued upon conversion from Class B, Class C and Class Z	96,259	1,423,630
Shares reacquired upon conversion into Class Z	(118,874)	(1,782,149)

Net increase (decrease) in shares outstanding	(2,805,354)	$(40,990,499)

Class B
Six months ended February 28, 2015:
Shares sold	20,533	$316,151
Shares issued in reinvestment of dividends and distributions	26,543	407,646
Shares reacquired	(114,891)	(1,768,863)

Net increase (decrease) in shares outstanding before conversion	(67,815)	(1,045,066)
Shares reacquired upon conversion into Class A	(63,556)	(971,777)

Net increase (decrease) in shares outstanding	(131,371)	$(2,016,843)

Year ended August 31, 2014:
Shares sold	225,859	$3,352,232
Shares issued in reinvestment of dividends and distributions	61,858	920,575
Shares reacquired	(380,014)	(5,619,359)

Net increase (decrease) in shares outstanding before conversion	(92,297)	(1,346,552)
Shares reacquired upon conversion into Class A	(91,880)	(1,362,274)

Net increase (decrease) in shares outstanding	(184,177)	$(2,708,826)

44

Class C	Shares	Amount
Six months ended February 28, 2015:
Shares sold	172,202	$2,642,819
Shares issued in reinvestment of dividends and distributions	19,779	303,717
Shares reacquired	(134,300)	(2,060,579)

Net increase (decrease) in shares outstanding before conversion	57,681	885,957
Shares reacquired upon conversion into Class Z	(11,014)	(168,327)

Net increase (decrease) in shares outstanding	46,667	$717,630

Year ended August 31, 2014:
Shares sold	222,370	$3,305,851
Shares issued in reinvestment of dividends and distributions	44,561	662,778
Shares reacquired	(464,586)	(6,840,016)

Net increase (decrease) in shares outstanding before conversion	(197,655)	(2,871,387)
Shares reacquired upon conversion into Class A and Class Z	(18,151)	(271,556)

Net increase (decrease) in shares outstanding	(215,806)	$(3,142,943)

Class Z
Six months ended February 28, 2015:
Shares sold	369,524	$5,662,167
Shares issued in reinvestment of dividends and distributions	24,163	369,782
Shares reacquired	(123,532)	(1,888,442)

Net increase (decrease) in shares outstanding before conversion	270,155	4,143,507
Shares issued upon conversion from Class A and Class C	67,942	1,036,674

Net increase (decrease) in shares outstanding	338,097	$5,180,181

Year ended August 31, 2014:
Shares sold	160,738	$2,370,878
Shares issued in reinvestment of dividends and distributions	44,571	661,008
Shares reacquired	(406,457)	(5,923,877)

Net increase (decrease) in shares outstanding before conversion	(201,148)	(2,891,991)
Shares issued upon conversion from Class A and Class C	133,442	1,997,275
Shares reacquired upon conversion into Class A	(342)	(4,926)

Net increase (decrease) in shares outstanding	(68,048)	$(899,642)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the

Prudential National Muni Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended February 28, 2015.

46

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014		2013	2012		2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.25		$14.21		$15.60	$14.67		$15.04	$14.42
Income (loss) from investment operations:
Net investment income	.28		.58		.57	.58		.61	.60
Net realized and unrealized gain (loss) on investment transactions	.07		1.03		(1.40)	.93		(.38)	.62
Total from investment operations	.35		1.61		(.83)	1.51		.23	1.22
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.57)		(.56)	(.58)		(.60)	(.60)
Capital Contributions(c):	-		-		-	-		-	-	(d)
Net asset value, end of period	$15.33		$15.25		$14.21	$15.60		$14.67	$15.04
Total Return(a):	2.31%		11.47%		(5.53)%	10.51%		1.70%	8.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$631,275		$636,897		$633,370	$743,356		$712,894	$797,627
Average net assets (000)	$633,657		$632,625		$724,250	$728,734		$730,143	$783,622
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.85%	(e)	.84%		.82%	.84%		.84%	.82%
Expenses before waivers and/or expense reimbursement	.90%	(e)	.89%		.87%	.89%		.89%	.87%
Net investment income	3.63%	(e)	3.89%		3.67%	3.85%		4.20%	4.11%
Portfolio turnover rate	7%	(b)(f)	9%	(b)	16% (b)	30%	(b)	12% (b)	30%	(b)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 7%, 12%, 25%, 47%, 27% and 50% for the six months ended February 28, 2015 and for the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(c) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	47

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014		2013	2012		2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.30		$14.26		$15.64	$14.71		$15.08	$14.46
Income (loss) from investment operations:
Net investment income	.26		.54		.53	.54		.57	.57
Net realized and unrealized gain (loss) on investment transactions	.06		1.03		(1.38)	.93		(.37)	.62
Total from investment operations	.32		1.57		(.85)	1.47		.20	1.19
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.53)		(.53)	(.54)		(.57)	(.57)
Capital Contributions(c):	-		-		-	-		-	-	(d)
Net asset value, end of period	$15.37		$15.30		$14.26	$15.64		$14.71	$15.08
Total Return(a):	2.11%		11.17%		(5.67)%	10.22%		1.45%	8.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$30,613		$32,479		$32,891	$35,275		$29,062	$33,899
Average net assets (000)	$31,495		$32,599		$36,454	$30,761		$29,821	$35,348
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.09%		1.07%	1.09%		1.09%	1.07%
Expenses before waivers and/or expense reimbursement	1.10%	(e)	1.09%		1.07%	1.09%		1.09%	1.07%
Net investment income	3.38%	(e)	3.64%		3.43%	3.59%		3.95%	3.86%
Portfolio turnover rate	7%	(b)(f)	9%	(b)	16% (b)	30%	(b)	12% (b)	30%	(b)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 7%, 12%, 25%, 47%, 27% and 50% for the six months ended February 28, 2015 and for the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(c) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014		2013	2012		2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.30		$14.25		$15.64	$14.71		$15.08	$14.46
Income (loss) from investment operations:
Net investment income	.22		.47		.45	.47		.51	.53
Net realized and unrealized gain (loss) on investment transactions	.06		1.04		(1.39)	.93		(.37)	.62
Total from investment operations	.28		1.51		(.94)	1.40		.14	1.15
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.46)		(.45)	(.47)		(.51)	(.53)
Capital Contributions(c):	-		-		-	-		-	-	(d)
Net asset value, end of period	$15.37		$15.30		$14.25	$15.64		$14.71	$15.08
Total Return(a):	1.86%		10.69%		(6.21)%	9.67%		1.03%	8.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,735		$24,900		$26,279	$32,917		$23,578	$25,131
Average net assets (000)	$25,360		$24,794		$33,348	$27,680		$22,705	$22,839
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.60%	(e)	1.59%		1.57%	1.59%		1.50%	1.32%
Expenses before waivers and/or expense reimbursement	1.60%	(e)	1.59%		1.57%	1.59%		1.59%	1.57%
Net investment income	2.88%	(e)	3.14%		2.90%	3.09%		3.54%	3.61%
Portfolio turnover rate	7%	(b)(f)	9%	(b)	16% (b)	30%	(b)	12% (b)	30%	(b)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 7%, 12%, 25%, 47%, 27% and 50% for the six months ended February 28, 2015 and for the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(c) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential National Muni Fund, Inc.	49

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2015		2014		2013	2012		2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.24		$14.20		$15.58	$14.66		$15.03	$14.41
Income (loss) from investment operations:
Net investment income	.29		.61		.60	.62		.64	.64
Net realized and unrealized gain (loss) on investment transactions	.07		1.03		(1.38)	.92		(.37)	.62
Total from investment operations	.36		1.64		(.78)	1.54		.27	1.26
Less Dividends and Distributions:
Dividends from net investment income	(.29)		(.60)		(.60)	(.62)		(.64)	(.64)
Capital Contributions(c):	-		-		-	-		-	-	(d)
Net asset value, end of period	$15.31		$15.24		$14.20	$15.58		$14.66	$15.03
Total Return(a):	2.37%		11.75%		(5.24)%	10.73%		1.94%	8.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,930		$19,660		$19,286	$23,399		$18,618	$13,717
Average net assets (000)	$22,421		$18,061		$26,027	$20,614		$14,090	$12,616
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.60%	(e)	.59%		.57%	.59%		.59%	.57%
Expenses before waivers and/or expense reimbursement	.60%	(e)	.59%		.57%	.59%		.59%	.57%
Net investment income	3.89%	(e)	4.14%		3.90%	4.09%		4.45%	4.36%
Portfolio turnover rate	7%	(b)(f)	9%	(b)	16% (b)	30%	(b)	12% (b)	30%	(b)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The portfolio turnover rate including variable rate demand notes was 7%, 12%, 25%, 47%, 27% and 50% for the six months ended February 28, 2015 and for the years ended August 31, 2014, 2013, 2012, 2011 and 2010, respectively.

(c) During the fiscal year ended August 31, 2010, the Fund received from an independent administrator, $8,876 related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

50

Results of Proxy Voting

(Unaudited)

At the special meeting of shareholders held on November 26, 2014, shareholders of the Prudential National Muni Fund, Inc. (the “Fund”), approved the following proposal:

To elect twelve Directors:

	SHARES VOTED	% OF VOTED	% OF TOTAL
(a) Ellen S. Alberding;
FOR	30,774,531.093	97.355%	65.898%
WITHHELD	836,249.751	2.645%	1.790%

(b) Kevin J. Bannon;
FOR	30,782,829.846	97.381%	65.916%
WITHHELD	827,950.998	2.619%	1.772%

(c) Linda W. Bynoe;
FOR	30,736,792.689	97.236%	67.817%
WITHHELD	873,988.155	2.764%	1.871%

(d) Keith F. Hartstein;
FOR	30,765,322.867	97.326%	65.878%
WITHHELD	845,457.977	2.674%	1.810%

(e) Michael S. Hyland;
FOR	30,733,267.219	97.225%	65.809%
WITHHELD	877,513.625	2.775%	1.879%

(f) Stephen P. Munn;
FOR	30,745,395.550	97.263%	65.835%
WITHHELD	865,385.294	2.737%	1.853%

(g) James E. Quinn;
FOR	30,763,404.991	97.320%	65.874%
WITHHELD	847,375.853	2.680%	1.814%

(h) Richard A. Redeker;
FOR	30,715,506.790	97.168%	65.771%
WITHHELD	895,274.054	2.832%	1.917%

(i) Stephen G. Stoneburn;
FOR	30,711,682.866	97.156%	65.763%
WITHHELD	899,097.978	2.844%	1.925%

(j) Stuart S. Parker;
FOR	30,719,021.799	97.407%	65.933%
WITHHELD	819,759.045	2.593%	1.755%

(k) Scott E. Benjamin; and
FOR	30,775,033.058	97.357%	65.899%
WITHHELD	835,747.786	2.643%	1.789%

Prudential National Muni Fund, Inc.	51

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% OF VOTED	% OF TOTAL

(l) Grace C. Torres.
FOR	30,737,681.344	97.238%	65.819%
WITHHELD	873,099.500	2.762%	1.869%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014 to permit further solicitation of proxies on the proposals noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on December 10, 2014, insufficient votes were obtained to approve the following proposals:

Proposal 1: To permit PI to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,724,688.478	30.743%	20.824%
AGAINST	1,391,964.831	4.401%	2.980%
ABSTAIN	1,074,802.846	3.397%	2.301%
BROKER NON-VOTE	19,441,719.633	61.459%	41.631%

TOTAL	31,633,175.788	100.000%	67.736%

Proposal 2: To designate the Fund’s investment objective as a non-fundamental policy of the Fund, meaning that the Fund’s investment objective could be changed with the approval of the Fund’s Board of Directors, but without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	9,296,296.013	29.388%	19.906%
AGAINST	1,652,752.525	5.225%	3.539%
ABSTAIN	1,242,407.617	3.928%	2.660%
BROKER NON-VOTE	19,441,719.633	61.459%	41.631%

TOTAL	31,633,175.788	100.000%	67.736%

52

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential National Muni Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL NATIONAL MUNI FUND, INC.

SHARE CLASS	A	B	C	Z
NASDAQ	PRNMX	PBHMX	PNMCX	DNMZX
CUSIP	74441U105	74441U204	74441U303	74441U402

MF104E2    0275818-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.
By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary
Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	April 20, 2015
By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer
Date:	April 20, 2015